Business Combinations (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 15, 2020	Jun. 20, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019
Entity Listings [Line Items]
Income loss before income tax expense				$ (1,976,046)	$ 2,447,690
Landsea Homes [Member]
Entity Listings [Line Items]
Revenues				734,608,000	630,988,000	$ 378,617,000
Income loss before income tax expense				(12,165,000)	28,550,000	41,319,000
Landsea Homes [Member] | Garrett Walker Homes [Member]
Entity Listings [Line Items]
Ownership percentage	100.00%
Consideration transferred	$ 133,400,000
Trade name acquired	$ 1,600,000
Acquisition costs			$ 700,000
Landsea Homes [Member] | Garrett Walker Homes [Member] | Home Building [Member]
Entity Listings [Line Items]
Revenues			214,900,000
Income loss before income tax expense			$ 10,500,000
Landsea Homes [Member] | Garrett Walker Homes [Member] | Subsequent Event [Member]
Entity Listings [Line Items]
Amortization of acquired intangible assets, useful lives	3 years
Goodwill acquired	$ 15,392,000
Landsea Homes [Member] | Pinnacle West [Member]
Entity Listings [Line Items]
Ownership percentage		100.00%
Consideration transferred		$ 25,800,000
Goodwill acquired		$ 5,315,000
Acquisition costs							$ 1,100,000
Revenues				737,060,000	799,559,000	428,089,000
Income loss before income tax expense				$ (12,051,000)	$ 35,336,000	$ 36,161,000